Financial Instruments and Risk Management (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Asset Derivatives
Total Asset Derivatives	$ 2	$ 91
Liability Derivatives
Total Liability Derivatives	(75)	(11)
Designated as Hedging Instrument [Member]
Asset Derivatives
Total Asset Derivatives	1	79
Liability Derivatives
Total Liability Derivatives	(68)	(10)
Designated as Hedging Instrument [Member] | Forward contracts [Member] | Other receivables and assets [Member]
Asset Derivatives
Total Asset Derivatives	0	46
Designated as Hedging Instrument [Member] | Forward contracts [Member] | Other payables and accrued liabilities [Member]
Liability Derivatives
Total Liability Derivatives	(39)	(8)
Designated as Hedging Instrument [Member] | Collars [Member] | Other receivables and assets [Member]
Asset Derivatives
Total Asset Derivatives	1	0
Designated as Hedging Instrument [Member] | Collars [Member] | Other investments and other non-current assets[ Member]
Asset Derivatives
Total Asset Derivatives	0	6
Designated as Hedging Instrument [Member] | Collars [Member] | Other payables and accrued liabilities [Member]
Liability Derivatives
Total Liability Derivatives	(29)	(2)
Designated as Hedging Instrument [Member] | Contingent zero-cost collars [Member] | Other receivables and assets [Member]
Asset Derivatives
Total Asset Derivatives	0	27
Derivative instruments not designated as a hedge [Member]
Asset Derivatives
Total Asset Derivatives	1	12
Liability Derivatives
Total Liability Derivatives	(7)	(1)
Derivative instruments not designated as a hedge [Member] | Forward contracts [Member] | Other receivables and assets [Member]
Asset Derivatives
Total Asset Derivatives	1	12
Derivative instruments not designated as a hedge [Member] | Forward contracts [Member] | Other payables and accrued liabilities [Member]
Liability Derivatives
Total Liability Derivatives	$ (7)	$ (1)